Loans and Financial Liabilities - Schedule of Loans and Financial Liabilities (Parenthetical) (Details) $ in Thousands, € in Millions, SFr in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CHF (SFr)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CHF (SFr)	Apr. 30, 2019 USD ($)	Dec. 31, 2017 USD ($)	Mar. 31, 2015 USD ($)	Apr. 30, 2014 EUR (€)
Disclosure of detailed information about borrowings [line items]
Loan and financial liability			$ 2,018,686		$ 2,043,773
EUR 6.2 Million Loan, Fixed at 0.3%, Due 2026
Disclosure of detailed information about borrowings [line items]
Loan and financial liability | €	€ 6.2	€ 6.2
Fixed interest rate	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Expiry year	2026	2026
20.0 Million CHF Loan, Fixed at 1.5% - 2.0%, Due 2027
Disclosure of detailed information about borrowings [line items]
Loan and financial liability | SFr				SFr 20.0		SFr 20.0
Expiry year	2027	2027
20.0 Million CHF Loan, Fixed at 1.5% - 2.0%, Due 2027 | Minimum
Disclosure of detailed information about borrowings [line items]
Fixed interest rate	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
20.0 Million CHF Loan, Fixed at 1.5% - 2.0%, Due 2027 | Maximum
Disclosure of detailed information about borrowings [line items]
Fixed interest rate	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Viking Baldur, Viking Magni | EUR 54.2 Million Loan, Variable Base Rate Plus 2.4%, Due 2025
Disclosure of detailed information about borrowings [line items]
Loan and financial liability | €	€ 54.2	€ 54.2
Variable interest rate	2.40%	2.40%	2.40%	2.40%	2.40%	2.40%
Expiry year	2025	2025
Viking Kvasir | EUR 20.3 Million Loan, Variable Base Rate Plus 2.4%, Due 2026
Disclosure of detailed information about borrowings [line items]
Loan and financial liability | €	€ 20.3	€ 20.3								€ 20.3
Variable interest rate	2.40%	2.40%	2.40%	2.40%	2.40%	2.40%
Expiry year	2026	2026
Viking Herja, Viking Hild, Viking Sigrun, Viking Einar | EUR 225.8 Million Loan, Fixed at 4.73% or Variable at SOFR plus CAS and 2.0%, Due Through 2027
Disclosure of detailed information about borrowings [line items]
Loan and financial liability | €	€ 225.8	€ 225.8
Variable interest rate	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Fixed interest rate	4.73%	4.73%	4.73%	4.73%	4.73%	4.73%
Expiry year	2027	2027
Viking Idi Refinancing, Viking Astrild, Viking Beyla | $53.5 Million Loan, Fixed at 5.12%, Due 2025
Disclosure of detailed information about borrowings [line items]
Loan and financial liability			$ 53,500		$ 53,500				$ 53,500
Fixed interest rate	5.12%	5.12%	5.12%	5.12%	5.12%	5.12%
Expiry year	2025	2025
Viking Hemming, Viking Osfrid and Viking Torgil Refinancing | $40.0 million loan, fixed at 5.43%, due 2027
Disclosure of detailed information about borrowings [line items]
Loan and financial liability			$ 40,000		$ 40,000			$ 40,000
Fixed interest rate	5.43%	5.43%	5.43%	5.43%	5.43%	5.43%
Expiry year	2027	2027
Viking Vali, Viking Tir, Viking Ullur, Viking Sigyn | $102.0 Million Loan, Fixed at 5.22% - 5.26%, Due 2028
Disclosure of detailed information about borrowings [line items]
Loan and financial liability			$ 102,000		$ 102,000			$ 102,000
Expiry year	2028	2028
Viking Vali, Viking Tir, Viking Ullur, Viking Sigyn | $102.0 Million Loan, Fixed at 5.22% - 5.26%, Due 2028 | Minimum
Disclosure of detailed information about borrowings [line items]
Fixed interest rate	5.22%	5.22%	5.22%	5.22%	5.22%	5.22%
Viking Vali, Viking Tir, Viking Ullur, Viking Sigyn | $102.0 Million Loan, Fixed at 5.22% - 5.26%, Due 2028 | Maximum
Disclosure of detailed information about borrowings [line items]
Fixed interest rate	5.26%	5.26%	5.26%	5.26%	5.26%	5.26%
Viking Helgrim | $15.1 Million Loan, Variable Base Rate Plus 2.35%, Due 2029
Disclosure of detailed information about borrowings [line items]
Loan and financial liability			$ 15,100		$ 15,100		$ 15,100
Variable interest rate	2.35%	2.35%	2.35%	2.35%	2.35%	2.35%
Expiry year	2029	2029
Viking Hervor, Viking Gersemi, Viking Kari, Viking Radgrid, Viking Skaga, Viking Fjorgyn | EUR 153.2 Million Loan, Variable at SOFR plus CAS and 1.30% - 1.40%, Due Through 2029
Disclosure of detailed information about borrowings [line items]
Loan and financial liability | €	€ 153.2	€ 153.2
Variable interest rate	1.30%	1.30%	1.30%	1.30%	1.30%	1.30%
Viking Gymir, Viking Egdir | EUR 53.6 Million Loan, Variable at SOFR plus CAS and 1.30% - 1.40%, Due Through 2029
Disclosure of detailed information about borrowings [line items]
Loan and financial liability | €	€ 53.6	€ 53.6
Variable interest rate	1.30%	1.30%	1.30%	1.30%	1.30%	1.30%
Viking Orion | $291.2 Million Financial Liability, Due 2030
Disclosure of detailed information about borrowings [line items]
Loan and financial liability			$ 291,200		$ 291,200
Expiry year	2030	2030
Viking Jupiter | $290.2 Million Financial Liability, Due 2031
Disclosure of detailed information about borrowings [line items]
Loan and financial liability			290,200		290,200
Expiry year	2031	2031
Viking Octantis | $255.7 Million Financial Liability, Variable at SOFR plus CAS and 3.0%, Due 2033
Disclosure of detailed information about borrowings [line items]
Loan and financial liability			$ 255,700		$ 255,700
Variable interest rate	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%
Expiry year	2033	2033
Viking Mars | $299.5 Million Financial Liability, Due 2034
Disclosure of detailed information about borrowings [line items]
Loan and financial liability			$ 299,500		$ 299,500
Expiry year	2034	2034
Viking Neptune | EUR 316.6 Million Loan, Fixed at 1.81%, Due 2034
Disclosure of detailed information about borrowings [line items]
Loan and financial liability | €	€ 316.6	€ 316.6
Fixed interest rate	1.81%	1.81%	1.81%	1.81%	1.81%	1.81%
Expiry year	2034	2034
Viking Saturn | EUR 316.6 Million Loan, Fixed at 1.87%, Due 2035
Disclosure of detailed information about borrowings [line items]
Loan and financial liability | €	€ 316.6	€ 316.6
Fixed interest rate	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%
Expiry year	2035	2035
Viking Vela | $401.0 million loan, fixed at 3.64%, due 2036
Disclosure of detailed information about borrowings [line items]
Loan and financial liability			$ 401,000		$ 401,000
Fixed interest rate	3.64%	3.64%	3.64%	3.64%	3.64%	3.64%
Expiry year	2036	2036